UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 29, 2014 to November 23, 2014

Commission File Number of issuing entity: 333-185503-01

AMERICAN EXPRESS ISSUANCE TRUST II

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185503

American Express Receivables

Financing Corporation VIII LLC

(Exact name of depositor as specified in its charter)

American Express Travel Related

Services Company, Inc.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of issuing entity)

46-0795019

(I.R.S. Employer Identification Number of depositor)

c/o Wilmington Trust Company

1100 North Market Street

Wilmington, Delaware

(Address of principal executive

offices of issuing entity)

19890

Zip Code

(302) 636-6392

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution reports attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificates, Monthly Noteholders’ Statements and Monthly Servicer Statements for the Monthly Period ending November 23, 2014 and the December 15, 2014 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 15, 2014

American Express Receivables Financing Corporation VIII LLC, Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	Vice President and Treasurer